Restricted net assets	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Restricted net assets
2 5 .	Restricted net assets
As stipulated by the relevant laws and regulations in the PRC, the companies established in the PRC (the “PRC subsidiaries”) are required to maintain a statutory reserve made out of profit for the year based on the PRC subsidiaries’ statutory financial statements which are prepared in accordance with the accounting principles generally accepted in the PRC. The PRC subsidiaries are required to annually appropriate
 10
%

of their net income to the statutory reserve prior to payment of any dividends, unless such reserve has reached
50
% of their respective registered capital. As of December 31, 2023 and 2024, due to the relevant PRC laws and regulations which impose restriction on distribution or transfer of assets out of the PRC, the Group had PRC statutory reserve and restricted net assets of RMB48,265,000, or 5% of the Group’s total consolidated net assets, and RMB51,762,000, or 5% of the Group’s total consolidated net assets, respectively.